Accrued Warranties	9 Months Ended
Sep. 23, 2012
Product Warranties Disclosures [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued Expenses
Accrued expenses as of December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Warranty	$6,212	$6,217
Fixed asset purchases	2,614	1,626
Severance	253	303
Incentive compensation	4,184	3,415
Marketing	1,968	1,015
Professional fees	2,528	878
Sales tax	2,048	1,684
Payroll costs	1,910	1,195
Other	4,966	4,405
	$26,683	$20,738

Other Long-Term Liabilities
Other long-term liabilities as of December 31, 2011 and 2010 consisted of deferred rent and a liability for uncertain tax positions.
Accrued Warranties
The activity in the warranty reserve account was as follows:

	At December 31,
	2011	2010	2009
	(In thousands)
Liability, beginning of period	$6,217	$6,223	$6,219
Provision for warranties	3,914	2,647	2,800
Warranty claims	(3,919)	(2,653)	(2,796)
Liability, end of period	$6,212	$6,217	$6,223

ACCRUED WARRANTIES
ACCRUED WARRANTIES
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated costs associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience. The activity in the warranty reserve account was as follows:

Nine Months Ended
September 23, 2012
(In thousands)
Liability, beginning of period	$6,212
Provision for warranties	2,482
Warranty claims	(1,982)
Liability, end of period	$6,712